RELATED PARTY TRANSACTIONS	6 Months Ended
Apr. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Borrowings from Related Parties and Interest Expense

In the six months ended April 30, 2024, the Company borrowed $93,794 from related parties for working capital needs and repaid $35,807 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In the six months ended April 30, 2023, the Company did not have any related party borrowing.

Due to Related Parties

At April 30, 2024 and October 31, 2023, due to related parties consisted of the following:

Name of related party	April 30, 2024	October 31, 2023
Baohai Xu (1)	$398,213	$321,385
Zhe Wang (2)	124,584	120,985
Sheng Xu (3)	100,443	110,362
Mufang Gao (4)	377,298	310,771
Feng’e Feng (5)	186,571	186,571
Mingxiu Luan (6)	123,436	123,436
	$1,310,545	$1,173,510
(1)	Baohai Xu is the Company’s mangers.
(2)	Zhe Wang is the Company’s former chief executive officer and he is the spouse of Sheng Xu.
(3)	Sheng Xu is the Company’s chief executive officer and she is the spouse of Zhe Wang.
(4)	Mufang Gao is Zhe Wang’s mother.
(5)	Feng’e Feng is Sheng Xu’s mother.
(6)	Mingxiu Luan is the Company’s chief financial officer.

The balance of due to related parties represents expenses paid by these related parties on behalf of the Company. The related parties’ payable is short-term in nature, non-interest bearing, unsecured and repayable on demand.